SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2021
Segment Information
SEGMENT INFORMATION

22. SEGMENT INFORMATION

(a) Identification of reportable segments

The Company has identified two reportable segments as reported that is consistent with the internal reporting provided to the chief operating decision maker.

Management considers the business from a geographic perspective and has identified two reportable segments:

Australia: is the home country of the parent entity and the location of the Company’s genetic testing and licensing operations.

USA: is the home of Phenogen Sciences Inc. and GeneType Corporation

(b) Geographical segments

The segment information for the reportable segments is as follows:

2021	Australia	USA	Total
Consolidated entity	$	$	$

Segment revenue & other income
Revenue from contracts with customers	102,416	18,138	120,554
Other income	1,308,043	256,413	1,564,456
Cost of goods sold	(351,971)	(9,056)	(361,027)
Total segment revenue & other income	1,058,488	265,495	1,323,983

Segment expenses
Depreciation and amortisation	(99,719)	(405)	(100,124)
Finance costs	(4,360)	(9,689)	(14,049)
Share-based payments	(714,577)	—	(714,577)
Laboratory and research and development	(2,702,313)	(149,155)	(2,851,468)
General and administrative expenses	(3,381,808)	(7,656)	(3,389,464)
Other operating expenses	(723,890)	(395,556)	(1,119,446)
Depreciation for right-of-use assets	(191,671)	(20,803)	(212,474)
Total segment expenses	(7,818,338)	(583,264)	(8,401,602)

Income tax expenses	—	—	—
Loss for the period	(6,759,850)	(317,769)	(7,077,619)
Total Segment Assets	22,628,506	343,182	22,971,688
Total Segment Liabilities	(1,347,007)	(91,646)	(1,438,653)

22. SEGMENT INFORMATION (Cont.)

(b) Geographical segments (Cont.)

2020	Australia	USA	Total
Consolidated entity	$	$	$

Segment revenue & other income
Revenue from contracts with customers	3,160	6,704	9,864
Other income	1,130,881	9,766	1,140,647
Net other gains	(5,522)	—	(5,522)
Cost of goods sold	(243,506)	(8,005)	(251,511)
Total segment revenue & other income	885,013	8,465	893,478

Segment expenses
Depreciation and amortisation	(65,148)	—	(65,148)
Finance costs	(1,221)	(13,602)	(14,823)
Share-based payments	14,442	—	14,442
Laboratory and research and development	(2,310,815)	(166,763)	(2,477,578)
General and administrative expenses	(4,046,264)	(12,295)	(4,058,559)
Other operating expenses	(159,009)	(226,793)	(385,802)
Depreciation for right-of-use assets	(200,785)	—	(200,785)
Total segment expenses	(6,768,800)	(419,453)	(7,188,253)

Income tax expenses	—	—	—
Loss for the period	(5,687,942)	(410,988)	(6,098,930)
Total Segment Assets	15,329,955	303,024	15,632,979
Total Segment Liabilities	(1,427,051)	(213,321)	(1,640,372)

The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 2(a)(v) for additional information.